UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22449
American Funds Mortgage Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class A
| MFAAX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.69%
Management's
discussion
of fund performance
The fund’s Class A shares gained 3.70% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive
returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures reflect
deduction
of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class A (with sales charge) *	(0.21) %	(0.95) %	1.02%
American Funds Mortgage Fund — Class A (without sales charge) *	3.70%	(0.20) %	1.41%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements
,
without which
they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund
changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class C
| MFACX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.44%
Management's discussion of fund performance
The fund’s Class C shares gained 2.92% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class C (with sales charge) *	1.93%	(0.94) %	0.80%
American Funds Mortgage Fund — Class C (without sales charge) *	2.92%	(0.94) %	0.80%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets
.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class T
| TFMFX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 45	0.44%
Management's discussion of fund performance
The fund’s Class T shares gained 4.09% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class T (with sales charge) 2	1.48%	(0.42) %	1.23%
American Funds Mortgage Fund — Class T (without sales charge) 2	4.09%	0.09%	1.54%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.41) %	1.27%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-1
| MFAEX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 64	0.63%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 3.76% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-1 *	3.76%	(0.15) %	1.43%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-2
| MFAFX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.38%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 4.02% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund
lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-2 *	4.02%	0.11%	1.70%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-3
| AFFMX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.26%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 4.14% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class F-3 2	4.14%	0.23%	1.73%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.76%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.41) %	1.34%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-A
| CMFAX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 71	0.70%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 3.80% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-A (with sales charge) *	0.21%	(0.90) %	1.01%
American Funds Mortgage Fund — Class 529-A (without sales charge) *	3.80%	(0.20) %	1.37%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-C
| CMFCX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 150	1.48%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 2.87% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-C (with sales charge) *	1.88%	(0.98) %	0.99%
American Funds Mortgage Fund — Class 529-C (without sales charge) *	2.87%	(0.98) %	0.99%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-E
| CMFEX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 95	0.93%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 3.45% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-E *	3.45%	(0.41) %	1.16%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-T
| TMFMX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 50	0.49%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 4.02% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.

The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 529-T (with sales charge) 2	1.41%	(0.48) %	1.17%
American Funds Mortgage Fund — Class 529-T (without sales charge) 2	4.02%	0.02%	1.48%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.41) %	1.27%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-1
| CMFFX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 42	0.41%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 3.99% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-F-1 *	3.99%	0.07%	1.62%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-2
| FFMFX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.42%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 3.98% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	Since inception 1
American Funds Mortgage Fund — Class 529-F-2 2	3.98%	0.09%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.39) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-3
| FMMFX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.30%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 4.12% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds Mortgage Fund — Class 529-F-3 2	4.12%	0.19%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.39) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-1
| RMAAX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 140	1.38%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 2.98% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive
returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retu
rns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-1 *	2.98%	(0.88) %	0.67%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net asse
ts)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-2
| RMABX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 138	1.36%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 3.00% for the year ended August 31, 2025. That result compares
with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, ple ase
refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2 *	3.00%	(0.87) %	0.69%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers an
d/or
expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-2E
| RMBEX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 106	1.04%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 3.35% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2E *	3.35%	(0.54) %	1.08%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve st
directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-3
| RMACX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by
contacting
us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 94	0.92%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 3.45% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-3 *	3.45%	(0.43) %	1.11%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future
delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-4
| RMAEX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 64	0.63%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 3.76% for the year ended August 31, 2025. That result
compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-4 *	3.76%	(0.13) %	1.45%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-5E
| RMAHX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 43	0.42%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 3.97% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class R-5E 2	3.97%	0.08%	1.63%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.81%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.41) %	1.34%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts
. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-5
| RMAFX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 34	0.33%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 4.07% for the year ended August 31, 2025. That result compares
with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-5 *	4.07%	0.16%	1.75%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance
.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-042-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-6
| RMAGX
for the year ended August 31, 2025
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.26%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 4.14% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-6 *	4.14%	0.23%	1.82%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-042-1025 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2025	89,000	None	9,000	None
August 31, 2024	84,000	None	9,000	None
Adviser and Affiliates2
August 31, 2025	Not Applicable	None	None	None
August 31, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2025	9,000
August 31, 2024	52,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Mortgage Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2025
Lit. No. MFGEFP4-042-1025 © 2025 Capital Group. All rights reserved.

Investment portfolio August 31, 2025

Bonds, notes & other debt instruments 90.26%	Principal amount (000)	Value (000)
Mortgage-backed obligations 84.50%
Federal agency mortgage-backed obligations 82.92%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #256310 6.50% 7/1/2026 (a)	— (b)	— (b)
Fannie Mae Pool #928689 6.50% 9/1/2027 (a)	2	2
Fannie Mae Pool #AD0838 6.50% 10/1/2027 (a)	1	1
Fannie Mae Pool #928957 6.50% 12/1/2027 (a)	1	1
Fannie Mae Pool #AL9724 6.50% 2/1/2028 (a)	1	1
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	27	27
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	40	40
Fannie Mae Pool #613025 6.50% 7/1/2031 (a)	4	4
Fannie Mae Pool #BJ4876 3.00% 2/1/2033 (a)	236	229
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	62	60
Fannie Mae Pool #BM3919 3.00% 2/1/2033 (a)	5	5
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	1	1
Fannie Mae Pool #CA2106 3.50% 7/1/2033 (a)	7	7
Fannie Mae Pool #MA1640 2.50% 9/1/2033 (a)	521	497
Fannie Mae Pool #AU7556 3.00% 9/1/2033 (a)	254	242
Fannie Mae Pool #BJ9000 3.50% 11/1/2033 (a)	75	73
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (a)	3,279	3,107
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	6,380	6,051
Fannie Mae Pool #745001 6.50% 9/1/2035 (a)	13	13
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	9	9
Fannie Mae Pool #AS7224 4.00% 5/1/2036 (a)	1,013	1,002
Fannie Mae Pool #MA2630 4.00% 5/1/2036 (a)	197	196
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	948	940
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,760	1,745
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	442	437
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	2,941	2,762
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (a)	841	834
Fannie Mae Pool #801783 6.50% 2/1/2037 (a)	4	5
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	23	22
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	688	646
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (a)	1,250	1,238
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	189	177
Fannie Mae Pool #MA3186 4.00% 11/1/2037 (a)	2,598	2,565
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	15	15
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	67	68
Fannie Mae Pool #AD1823 5.00% 2/1/2040 (a)	381	377
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	23	24
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	17,831	14,838
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	23,356	19,435
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	104	106
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	295	254
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	5,904	5,218
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	12,486	11,054
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	6,917	6,141
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	119	116
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	44	45
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	14,073	12,477
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	27	28
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	17,752	15,728
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	6,421	5,521
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	61	61
Fannie Mae Pool #MA4570 2.00% 3/1/2042 (a)	8,103	6,964
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	2,255	1,938
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	119	112
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	55	52
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	31	29
Fannie Mae Pool #AT7457 3.025% 4/1/2043 (a)	158	145
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	44	42
Fannie Mae Pool #AT7470 2.275% 5/1/2043 (a)	91	79
Fannie Mae Pool #AU0626 2.275% 6/1/2043 (a)	149	127
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	2,622	2,396

1	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	USD995	$937
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	326	306
Fannie Mae Pool #AU8120 2.275% 7/1/2043 (a)	66	56
Fannie Mae Pool #AU8121 2.275% 8/1/2043 (a)	82	70
Fannie Mae Pool #MA1583 4.00% 9/1/2043 (a)	1,630	1,573
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	75	70
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	52	49
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	299	280
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	587	547
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	5,851	6,170
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,409	1,313
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	640	576
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	296	274
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	6,528	5,313
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	777	699
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	587	556
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	500	462
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	71	66
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	36	33
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	33	30
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	9	9
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	30	29
Fannie Mae Pool #BH4101 3.50% 10/1/2047 (a)	12,087	11,162
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	656	625
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	367	340
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	384	366
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	514	490
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	152	144
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	77	77
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	929	891
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	1,616	1,675
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	369	345
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	3,765	3,491
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	1,014	939
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	974	901
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	4,975	4,613
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	2,765	2,557
Fannie Mae Pool #CA5575 4.00% 4/1/2050 (a)	19	18
Fannie Mae Pool #BP3259 3.00% 5/1/2050 (a)	18	15
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	1,251	1,060
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	385	321
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	8,209	6,593
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	3,739	3,170
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	2,849	2,270
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	5	4
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	465	408
Fannie Mae Pool #FM4591 2.50% 10/1/2050 (a)	15,413	12,830
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	101	84
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	37,306	31,435
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	60	50
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	13,032	10,490
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	869	697
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	26,492	22,241
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	2,818	2,761
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	1,470	1,172
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	764	613
Fannie Mae Pool #CA8517 2.00% 1/1/2051 (a)	49	39
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (a)	29,559	25,015
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	26,894	21,649
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (a)	984	784
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	887	705
Fannie Mae Pool #FM6112 2.50% 2/1/2051 (a)	27,057	22,658
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	25,066	21,182
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (a)	423	352
Fannie Mae Pool #FM6558 2.00% 3/1/2051 (a)	3,990	3,172

American Funds Mortgage Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (a)	USD1,814	$1,446
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	671	534
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	5,818	4,662
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	41	33
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	356	296
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	4,999	4,440
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (a)	952	827
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	5,989	4,762
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (a)	1,255	998
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	994	790
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	24	19
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,499	3,775
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	4,525	3,762
Fannie Mae Pool #CB0455 2.50% 5/1/2051 (a)	722	604
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	83	69
Fannie Mae Pool #CB0535 3.00% 5/1/2051 (a)	32	28
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	3,252	2,585
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	783	651
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	7,032	6,156
Fannie Mae Pool #CB0850 3.00% 6/1/2051 (a)	4,532	3,973
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (a)	24	21
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (a)	19	17
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (a)	24,470	19,638
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	9,990	7,993
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	460	366
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,908	1,616
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	1,121	932
Fannie Mae Pool #FM9330 3.00% 7/1/2051 (a)	28,853	25,283
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	5,000	4,337
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (a)	290	252
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	397	330
Fannie Mae Pool #FM8730 2.00% 9/1/2051 (a)	123	98
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	33,391	28,004
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (a)	893	743
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	149	124
Fannie Mae Pool #BU0948 2.00% 10/1/2051 (a)	14	11
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	567	471
Fannie Mae Pool #CA9558 2.50% 10/1/2051 (a)	59	49
Fannie Mae Pool #FM8981 3.00% 10/1/2051 (a)	26,557	23,250
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	6,801	5,949
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	2,785	2,226
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (a)	2,052	1,637
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (a)	1,385	1,101
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (a)	991	788
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	186	149
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	14,900	12,386
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	10,292	8,720
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	4,844	4,120
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	99	82
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	8,886	7,707
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (a)	1,030	895
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	14,220	11,307
Fannie Mae Pool #BQ6858 2.00% 12/1/2051 (a)	2,986	2,374
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (a)	2,309	1,836
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	28,822	24,663
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	7,070	5,877
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	5,291	4,492
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	5,221	4,407
Fannie Mae Pool #CB2400 2.50% 12/1/2051 (a)	880	732
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	7,154	6,345
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (a)	4,052	3,515
Fannie Mae Pool #BV1172 3.00% 12/1/2051 (a)	33	28
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (a)	477	379
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	9,906	8,235
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	2,287	1,901
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	172	143

3	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	USD15,202	$13,348
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	9,907	8,604
Fannie Mae Pool #BV0273 3.00% 1/1/2052 (a)	2,924	2,540
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (a)	850	739
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	31,473	25,102
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	9,495	7,570
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	7,870	6,307
Fannie Mae Pool #BT6597 2.00% 2/1/2052 (a)	2,698	2,150
Fannie Mae Pool #FS4251 2.00% 2/1/2052 (a)	2,083	1,694
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,058	1,640
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (a)	1,693	1,350
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (a)	563	449
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	384	306
Fannie Mae Pool #CB2801 2.00% 2/1/2052 (a)	209	167
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (a)	422	353
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	91	75
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	1,299	1,146
Fannie Mae Pool #CB2896 3.00% 2/1/2052 (a)	989	858
Fannie Mae Pool #BV0272 3.50% 2/1/2052 (a)	99	90
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	2,859	2,281
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (a)	2,029	1,613
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,665	1,327
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	827	660
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	810	648
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	328	261
Fannie Mae Pool #BV4246 2.00% 3/1/2052 (a)	37	29
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	11,493	9,554
Fannie Mae Pool #FA1161 3.00% 3/1/2052 (a)	2,783	2,413
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	1,325	1,156
Fannie Mae Pool #FS5327 3.00% 3/1/2052 (a)	1,150	999
Fannie Mae Pool #BV4519 3.50% 3/1/2052 (a)	31	28
Fannie Mae Pool #BU8882 4.00% 3/1/2052 (a)	4,481	4,191
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	23,580	18,823
Fannie Mae Pool #BU8930 2.00% 4/1/2052 (a)	3,279	2,620
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)	998	793
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (a)	184	147
Fannie Mae Pool #BU8915 2.00% 4/1/2052 (a)	109	87
Fannie Mae Pool #BV4651 2.00% 4/1/2052 (a)	33	26
Fannie Mae Pool #CB3260 2.50% 4/1/2052 (a)	798	665
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	90	75
Fannie Mae Pool #BQ7487 3.00% 4/1/2052 (a)	973	845
Fannie Mae Pool #BV9190 3.00% 4/1/2052 (a)	619	538
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	461	400
Fannie Mae Pool #CB3247 3.00% 4/1/2052 (a)	355	308
Fannie Mae Pool #BV8135 3.00% 4/1/2052 (a)	26	23
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	5,202	4,871
Fannie Mae Pool #BU8948 4.00% 4/1/2052 (a)	39	36
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	4,606	3,682
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (a)	2,483	1,974
Fannie Mae Pool #BV9643 2.00% 5/1/2052 (a)	2,066	1,647
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (a)	173	144
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	9,064	7,877
Fannie Mae Pool #BV7243 3.00% 5/1/2052 (a)	3,634	3,157
Fannie Mae Pool #BT8220 3.00% 5/1/2052 (a)	3,305	2,881
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (a)	1,542	1,338
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (a)	381	331
Fannie Mae Pool #CB3516 3.00% 5/1/2052 (a)	32	28
Fannie Mae Pool #CB3678 4.00% 5/1/2052 (a)	239	223
Fannie Mae Pool #BV7784 2.00% 6/1/2052 (a)	140	111
Fannie Mae Pool #FS6120 3.00% 6/1/2052 (a)	9,000	7,816
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (a)	215	187
Fannie Mae Pool #FS2784 3.00% 6/1/2052 (a)	148	128
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (a)	77	67
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	10,875	10,182
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (a)	726	579
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	103,011	85,678

American Funds Mortgage Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW6397 3.00% 7/1/2052 (a)	USD2,000	$1,736
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (a)	24	20
Fannie Mae Pool #CB4119 4.00% 7/1/2052 (a)	75,932	71,020
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (a)	380	384
Fannie Mae Pool #CB4357 3.00% 8/1/2052 (a)	1,000	867
Fannie Mae Pool #BW7756 3.00% 8/1/2052 (a)	23	20
Fannie Mae Pool #FS6598 3.50% 8/1/2052 (a)	402	364
Fannie Mae Pool #FS6039 3.50% 8/1/2052 (a)	399	360
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (a)	403	406
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (a)	150	155
Fannie Mae Pool #BW1195 3.00% 9/1/2052 (a)	3,888	3,372
Fannie Mae Pool #BW7713 4.00% 9/1/2052 (a)	757	707
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (a)	465	435
Fannie Mae Pool #BW6230 4.00% 9/1/2052 (a)	400	373
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	9,488	9,455
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	4,618	3,680
Fannie Mae Pool #CB4958 4.00% 10/1/2052 (a)	434	406
Fannie Mae Pool #BW8736 4.00% 10/1/2052 (a)	337	316
Fannie Mae Pool #BW7750 4.00% 10/1/2052 (a)	175	164
Fannie Mae Pool #BW8987 4.00% 10/1/2052 (a)	166	155
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	1,877	1,812
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	3,334	3,306
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	3,051	3,084
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,778	2,808
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (a)	348	354
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (a)	140	143
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (a)	62	63
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	476	445
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	1,185	1,144
Fannie Mae Pool #FS3256 6.00% 11/1/2052 (a)	68	69
Fannie Mae Pool #BW1392 3.00% 12/1/2052 (a)	1,930	1,674
Fannie Mae Pool #BW1377 4.00% 12/1/2052 (a)	411	384
Fannie Mae Pool #FS3526 4.00% 12/1/2052 (a)	183	171
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	4,177	4,227
Fannie Mae Pool #BX5662 4.00% 1/1/2053 (a)	709	663
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	2,651	2,559
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	30,702	31,488
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	3,803	3,902
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	3,958	4,151
Fannie Mae Pool #BW5132 4.00% 2/1/2053 (a)	560	524
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	8,595	8,686
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (a)	734	741
Fannie Mae Pool #BX5097 5.50% 2/1/2053 (a)	596	602
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	8,535	8,857
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	787	809
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (a)	1,290	1,119
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	1,259	1,178
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	1,750	1,774
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	756	764
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	701	707
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	659	668
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	559	563
Fannie Mae Pool #BX9427 5.50% 3/1/2053 (a)	212	215
Fannie Mae Pool #MA4941 5.50% 3/1/2053 (a)	39	39
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	7,189	7,415
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	399	410
Fannie Mae Pool #BX8781 6.00% 3/1/2053 (a)	336	345
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (a)	6,235	5,824
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (a)	3,384	3,164
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	697	652
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	571	534
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	23,953	23,737
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	85	84
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	16,116	16,284
Fannie Mae Pool #BY2795 5.50% 4/1/2053 (a)	559	564
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	19,323	19,855

5	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (a)	USD193	$199
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	56	57
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	15,883	16,670
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,936	5,183
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	2,951	2,760
Fannie Mae Pool #FS5335 4.00% 5/1/2053 (a)	274	256
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	160	150
Fannie Mae Pool #CB6303 4.50% 5/1/2053 (a)	108,580	104,688
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (a)	3,697	3,568
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	196,497	194,729
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	4,150	4,126
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,522	5,584
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	108	109
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (a)	25	25
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	28,882	29,680
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	225	234
Fannie Mae Pool #FS6793 4.00% 6/1/2053 (a)	3,033	2,833
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	3,004	2,895
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	41,030	40,660
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	40,285	40,644
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	4,880	4,932
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (a)	822	829
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	56,629	58,105
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	12,363	12,660
Fannie Mae Pool #FS4932 6.00% 6/1/2053 (a)	8,134	8,340
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	7,724	7,933
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	5,674	5,852
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	82	84
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	4,667	4,880
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	1,705	1,774
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	1,247	1,303
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	4,156	3,319
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	70	58
Fannie Mae Pool #MA5130 3.00% 7/1/2053 (a)	3,756	3,258
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (a)	485	438
Fannie Mae Pool #CB6713 4.00% 7/1/2053 (a)	588	549
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	12,393	11,951
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	6,264	6,035
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	1,766	1,748
Fannie Mae Pool #BY6763 5.00% 7/1/2053 (a)	564	559
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	36,637	36,958
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	38,761	39,779
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	165	169
Fannie Mae Pool #BX4573 3.00% 8/1/2053 (a)	746	647
Fannie Mae Pool #AS0745 3.50% 8/1/2053 (a)	430	390
Fannie Mae Pool #BX4568 4.00% 8/1/2053 (a)	844	789
Fannie Mae Pool #MA5127 4.00% 8/1/2053 (a)	296	277
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	9,759	9,403
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (a)	3,383	3,466
Fannie Mae Pool #FS7064 3.00% 9/1/2053 (a)	254	221
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (a)	243	227
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	33,807	32,554
Fannie Mae Pool #FS5769 6.00% 9/1/2053 (a)	14,206	14,651
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	4,151	4,257
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	264	270
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	1,847	1,725
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	20,422	20,937
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	3,622	3,775
Fannie Mae Pool #DA1133 6.50% 10/1/2053 (a)	1,540	1,601
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	1,098	1,138
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	17,246	17,384
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	314	317
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	9,265	9,509
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	4,451	4,565
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	3,123	3,203

American Funds Mortgage Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	USD5,325	$5,547
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	2,764	2,884
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	5,797	5,849
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	29,222	29,947
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	7,517	7,715
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	4,208	4,391
Fannie Mae Pool #CB7746 6.50% 12/1/2053 (a)	57	59
Fannie Mae Pool #FS6880 6.00% 1/1/2054 (a)	10,012	10,262
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	4,038	4,140
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	24,322	25,245
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	11,332	11,832
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	1,053	1,100
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	6,835	6,384
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	27,229	26,270
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	162	164
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	50,487	51,740
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	6,938	7,156
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	20,742	21,526
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	511	533
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	17,080	15,955
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	24,516	24,756
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	13,547	13,651
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	11,021	11,144
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	13,071	13,481
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	9,090	9,311
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	3,333	3,439
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,383	3,536
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	3,776	3,527
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	28,665	28,895
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	23,794	24,122
Fannie Mae Pool #MA5331 5.50% 4/1/2054 (a)	796	802
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,329	1,392
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,088	1,112
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	22,240	22,408
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,079	1,093
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	23,101	23,793
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	6,612	6,815
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	1,868	1,913
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	1,699	1,752
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	1,371	1,403
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	26,160	27,240
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	8,940	9,356
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	60	62
Fannie Mae Pool #DB6592 6.50% 6/1/2054 (a)	27	28
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	4,485	4,530
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	1,068	1,079
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	687	691
Fannie Mae Pool #MA5420 5.50% 7/1/2054 (a)	101	101
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	38,132	38,984
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	12,432	12,791
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	11,788	12,101
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,695	5,875
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	4,802	4,954
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	2,893	2,967
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	1,386	1,423
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,160	1,188
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	852	872
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	40,508	42,294
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	19,815	20,688
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	12,055	12,578
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	10,679	11,149
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	5,958	6,221
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (a)	2,195	2,283
Fannie Mae Pool #MA5443 5.00% 8/1/2054 (a)	1,934	1,909
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	248	245
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	19,200	19,629

7	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	USD7,672	$7,846
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	5,197	5,349
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	2,941	3,007
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	2,892	2,956
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (a)	2,848	2,917
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	2,537	2,598
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	2,089	2,150
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	1,994	2,043
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	731	753
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	730	747
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	680	695
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	608	626
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	567	584
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)	293	300
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	14,930	15,609
Fannie Mae Pool #FS8788 6.50% 8/1/2054 (a)	9,344	9,742
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	6,565	6,855
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	11,329	11,407
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	8,638	8,751
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	7,448	7,566
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	6,859	6,909
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	6,551	6,615
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	39	39
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	3,356	3,448
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	401	410
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	206	210
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	9	9
Fannie Mae Pool #DC2687 4.00% 10/1/2054 (a)	400	374
Fannie Mae Pool #DC3150 5.00% 10/1/2054 (a)	990	977
Fannie Mae Pool #DC1613 5.50% 10/1/2054 (a)	4,802	4,837
Fannie Mae Pool #DC1777 5.50% 10/1/2054 (a)	2,419	2,439
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (a)	1,769	1,787
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	7,756	7,958
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	6,321	6,463
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	4,620	4,849
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	122,049	120,466
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	6,054	6,112
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	2,700	2,718
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	26,628	27,251
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	19,060	19,588
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (a)	397	406
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (a)	130	133
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	740	713
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	274	264
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	116,305	114,796
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	9,051	8,955
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	7,175	7,243
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	4,927	4,974
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	54,093	55,301
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	26,193	26,778
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	1,719	1,757
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (a)	688	704
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	324	302
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	976	939
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	15,795	15,626
Fannie Mae Pool #FA0551 5.00% 1/1/2055 (a)	3,907	3,856
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	24,327	24,865
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	22,698	23,207
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	4,322	4,162
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	74,501	74,990
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	137,056	140,122
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	13,472	12,579
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	1,816	1,748
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	20,878	21,340
Fannie Mae Pool #DD3786 6.00% 3/1/2055 (a)	999	1,021
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (a)	400	409

American Funds Mortgage Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DD9323 4.00% 4/1/2055 (a)	USD77	$72
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	1,913	1,841
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	106,010	108,353
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	317	324
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	301	308
Fannie Mae Pool #MB0309 4.00% 5/1/2055 (a)	22,348	20,867
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	28,739	28,361
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	57,372	58,640
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (a)	8,064	8,250
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (a)	472	483
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	14,571	14,379
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	3,009	3,076
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (a)	500	511
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	4,811	4,880
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	1,386	1,430
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	17,135	16,052
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	2,844	2,553
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	46,680	41,902
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	1,813	1,627
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	1,166	1,047
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,416	1,222
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	22,974	18,294
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	3,700	3,563
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	18,009	15,253
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	111,987	99,548
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	5,663	5,034
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	7,412	6,879
Freddie Mac Pool #ZA1944 6.50% 6/1/2026 (a)	— (b)	1
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2045 6.50% 1/1/2028 (a)	2	2
Freddie Mac Pool #ZA2066 6.50% 3/1/2028 (a)	6	6
Freddie Mac Pool #ZA2096 6.50% 11/1/2028 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8675 2.50% 11/1/2032 (a)	5	5
Freddie Mac Pool #C91593 2.50% 12/1/2032 (a)	20	19
Freddie Mac Pool #ZS0839 6.50% 12/1/2032 (a)	4	4
Freddie Mac Pool #ZS8087 2.50% 4/1/2033 (a)	14	14
Freddie Mac Pool #C91720 2.50% 8/1/2033 (a)	39	37
Freddie Mac Pool #ZS8710 3.00% 8/1/2033 (a)	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #ZS4189 6.50% 6/1/2035 (a)	— (b)	1
Freddie Mac Pool #K93558 4.00% 5/1/2036 (a)	349	343
Freddie Mac Pool #C91877 4.00% 5/1/2036 (a)	241	239
Freddie Mac Pool #C91899 4.00% 9/1/2036 (a)	408	403
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	2,101	1,972
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	164	154
Freddie Mac Pool #G03699 6.00% 1/1/2038 (a)	41	44
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	113,724	94,633
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	22,762	20,280
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	1,793	1,542
Freddie Mac Pool #Q05343 4.00% 11/1/2041 (a)	224	219
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	23,387	20,109
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	7,147	6,145
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	15,381	13,139
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	2,187	1,866
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	19	18
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	124	117
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	324	305
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	127	119
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	1,259	1,179
Freddie Mac Pool #760014 4.288% 8/1/2045 (a)(c)	785	786
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	3,847	3,593
Freddie Mac Pool #Q40896 4.50% 4/1/2046 (a)	426	420
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	1,436	1,334
Freddie Mac Pool #T65389 3.50% 9/1/2046 (a)	39	36
Freddie Mac Pool #Q45650 3.50% 1/1/2047 (a)	5,570	5,211
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	468	428

9	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #T65448 4.00% 9/1/2047 (a)	USD595	$554
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	471	429
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	663	611
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	461	426
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	457	419
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	450	416
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	383	352
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	220	202
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	158	146
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	130	121
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	104	96
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	62	57
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	10,896	10,402
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	55	51
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	365	346
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	265	253
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	163	155
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	259	240
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	134	123
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	72	67
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	536	511
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	84	83
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	940	924
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	457	449
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	297	291
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	4,349	4,267
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,405	1,300
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (a)	23,424	21,584
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	414	382
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	3,525	3,268
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	3,404	3,156
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	2,511	2,233
Freddie Mac Pool #RA1996 3.50% 1/1/2050 (a)	9,048	8,290
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	10,159	9,008
Freddie Mac Pool #QA7102 3.00% 2/1/2050 (a)	966	840
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	466	408
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	43,700	35,176
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (a)	44,866	36,198
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	34,688	27,838
Freddie Mac Pool #QB5019 2.00% 11/1/2050 (a)	2,762	2,207
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	997	794
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (a)	1,359	1,083
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (a)	39	31
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	24,075	19,365
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (a)	3,412	2,721
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (a)	997	793
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	142	114
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	236	189
Freddie Mac Pool #QB9836 2.50% 3/1/2051 (a)	972	815
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	994	792
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (a)	1,006	837
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	24,636	19,869
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (a)	1,862	1,481
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	246	195
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,376	3,672
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (a)	227	189
Freddie Mac Pool #QC2537 2.00% 6/1/2051 (a)	3,013	2,396
Freddie Mac Pool #QC3259 2.00% 6/1/2051 (a)	993	789
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	2,366	1,967
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (a)	3,653	3,168
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	19,788	17,566
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (a)	940	817
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	634	527
Freddie Mac Pool #QC5631 3.00% 8/1/2051 (a)	3,567	3,100
Freddie Mac Pool #QC9779 2.00% 9/1/2051 (a)	2,626	2,088
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	11,646	9,682

American Funds Mortgage Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	USD3,981	$3,379
Freddie Mac Pool #QC6921 2.50% 9/1/2051 (a)	845	702
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	10,307	9,016
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (a)	958	831
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (a)	2,992	2,487
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	249	207
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	14,128	12,354
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	5,896	4,717
Freddie Mac Pool #QD0877 2.00% 11/1/2051 (a)	1,669	1,327
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	7,954	6,751
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	5,319	4,502
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (a)	1,000	869
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	801	640
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	13,729	11,412
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	3,434	2,854
Freddie Mac Pool #QD2481 3.00% 12/1/2051 (a)	3,441	2,990
Freddie Mac Pool #QD3120 3.00% 12/1/2051 (a)	963	836
Freddie Mac Pool #QD2929 4.00% 12/1/2051 (a)	578	541
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (a)	4,281	3,404
Freddie Mac Pool #QD7144 2.00% 1/1/2052 (a)	2,866	2,279
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	2,306	1,834
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (a)	1,371	1,091
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (a)	997	793
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (a)	993	790
Freddie Mac Pool #QD3751 2.00% 1/1/2052 (a)	852	678
Freddie Mac Pool #QD5262 2.00% 1/1/2052 (a)	234	187
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	726	604
Freddie Mac Pool #QD5490 3.00% 1/1/2052 (a)	3,000	2,607
Freddie Mac Pool #QD5189 3.00% 1/1/2052 (a)	1,170	1,016
Freddie Mac Pool #QD5662 3.00% 1/1/2052 (a)	1,034	898
Freddie Mac Pool #QD5042 3.00% 1/1/2052 (a)	952	827
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	12,225	9,721
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,465	1,168
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	995	791
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (a)	841	670
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	277	221
Freddie Mac Pool #QD6549 2.00% 2/1/2052 (a)	67	53
Freddie Mac Pool #RA6702 3.00% 2/1/2052 (a)	2,966	2,573
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (a)	2,000	1,735
Freddie Mac Pool #QD6604 3.00% 2/1/2052 (a)	964	838
Freddie Mac Pool #QD6327 3.00% 2/1/2052 (a)	216	188
Freddie Mac Pool #RA6806 3.00% 2/1/2052 (a)	33	28
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	27,357	25,175
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	456	415
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	30,463	24,276
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	16,648	13,283
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (a)	1,869	1,486
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	1,818	1,452
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (a)	824	657
Freddie Mac Pool #QE3078 2.00% 3/1/2052 (a)	598	476
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	169	135
Freddie Mac Pool #QE1478 2.00% 3/1/2052 (a)	85	68
Freddie Mac Pool #RA6955 3.00% 3/1/2052 (a)	12,000	10,408
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	6,291	5,544
Freddie Mac Pool #QD8978 3.00% 3/1/2052 (a)	3,951	3,429
Freddie Mac Pool #QD7918 3.00% 3/1/2052 (a)	179	155
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,667	1,331
Freddie Mac Pool #QD9587 3.00% 4/1/2052 (a)	3,728	3,236
Freddie Mac Pool #QE0384 3.00% 4/1/2052 (a)	2,000	1,738
Freddie Mac Pool #QE0777 3.50% 4/1/2052 (a)	6,422	5,808
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (a)	29	27
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (a)	10,138	8,095
Freddie Mac Pool #SD8211 2.00% 5/1/2052 (a)	25	20
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	88	73
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	102,120	88,728
Freddie Mac Pool #QE5296 3.00% 5/1/2052 (a)	3,000	2,605

11	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	USD1,952	$1,560
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	62,199	54,042
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	8,443	7,330
Freddie Mac Pool #QE6790 3.00% 6/1/2052 (a)	326	283
Freddie Mac Pool #QE8299 3.00% 6/1/2052 (a)	29	26
Freddie Mac Pool #SD1298 3.50% 6/1/2052 (a)	3,682	3,329
Freddie Mac Pool #QE5610 3.50% 6/1/2052 (a)	361	327
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	11,544	11,146
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	96	80
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	65,695	57,068
Freddie Mac Pool #SL0012 3.50% 7/1/2052 (a)	29	26
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	3,014	2,403
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	198	173
Freddie Mac Pool #QE7537 4.50% 8/1/2052 (a)	8,690	8,392
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	10,224	8,883
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	2,551	2,533
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	423	427
Freddie Mac Pool #QF1771 3.00% 10/1/2052 (a)	3,786	3,286
Freddie Mac Pool #QF2029 3.00% 10/1/2052 (a)	3,452	2,996
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	125	117
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	9,132	9,258
Freddie Mac Pool #QF2363 4.50% 11/1/2052 (a)	35,626	34,359
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	34,333	33,802
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	822	796
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	13,126	13,261
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	17	17
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,592	2,250
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	37,880	37,555
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (a)	97	81
Freddie Mac Pool #RA8517 3.00% 1/1/2053 (a)	26	22
Freddie Mac Pool #QF5422 4.00% 1/1/2053 (a)	665	622
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	475	459
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	543	538
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (a)	681	687
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	161,318	165,493
Freddie Mac Pool #SD2601 2.50% 2/1/2053 (a)	288	240
Freddie Mac Pool #SD8295 3.00% 2/1/2053 (a)	3,929	3,410
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	6,486	6,065
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	779	770
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	909	918
Freddie Mac Pool #QF8686 5.50% 2/1/2053 (a)	385	390
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	2,602	2,673
Freddie Mac Pool #QF9466 3.00% 3/1/2053 (a)	1,953	1,695
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	9,217	8,609
Freddie Mac Pool #RA8666 4.00% 3/1/2053 (a)	2,886	2,699
Freddie Mac Pool #QG1084 4.00% 3/1/2053 (a)	163	153
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	3,520	3,555
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (a)	464	468
Freddie Mac Pool #QG0719 4.00% 4/1/2053 (a)	415	388
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	6,331	6,295
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	1,530	1,512
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	7,117	7,190
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (a)	800	808
Freddie Mac Pool #SD8322 4.50% 5/1/2053 (a)	9,624	9,281
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	93,229	92,236
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	17,678	17,859
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	1,378	1,393
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	666	675
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (a)	507	512
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	19,548	20,057
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	4,480	4,601
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (a)	194	199
Freddie Mac Pool #QG1921 6.50% 5/1/2053 (a)	174	182
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (a)	4,505	4,208
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	73,336	72,657
Freddie Mac Pool #QG4719 5.00% 6/1/2053 (a)	36,117	35,755

American Funds Mortgage Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	USD36,002	$36,328
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	29,646	30,412
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	4,628	4,767
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	4,029	4,135
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	2,777	2,864
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	2,233	2,321
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	1,736	1,781
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	906	946
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	806	842
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	762	800
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	758	798
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	525	554
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	404	423
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	252	262
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	221	235
Freddie Mac Pool #QG7176 3.00% 7/1/2053 (a)	3,223	2,795
Freddie Mac Pool #QG9049 3.00% 7/1/2053 (a)	784	680
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	1,119	1,046
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	912	852
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	321	318
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	130,115	131,492
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	4,134	4,174
Freddie Mac Pool #QG7363 6.00% 7/1/2053 (a)	13,602	13,962
Freddie Mac Pool #SD3553 6.00% 7/1/2053 (a)	4,406	4,522
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	1,451	1,499
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	1,188	1,218
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (a)	940	851
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	17,105	15,984
Freddie Mac Pool #QG8909 5.00% 8/1/2053 (a)	625	618
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (a)	12,832	13,055
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (a)	5,743	5,885
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	486	499
Freddie Mac Pool #QG9115 6.50% 8/1/2053 (a)	78	81
Freddie Mac Pool #SD8375 4.00% 9/1/2053 (a)	375	350
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	119	120
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	36,246	37,146
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	10,568	10,903
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	967	992
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	17,755	15,427
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (a)	8,470	7,359
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	27,174	27,391
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	30,399	31,116
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	24,429	25,055
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	215,729	213,244
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	59,122	60,599
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	3,754	3,913
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	5,379	5,025
Freddie Mac Pool #QH5655 4.00% 12/1/2053 (a)	298	278
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	2,757	2,827
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	3,179	2,535
Freddie Mac Pool #QH8513 2.00% 1/1/2054 (a)	325	258
Freddie Mac Pool #QH8426 3.50% 1/1/2054 (a)	353	319
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	4,816	5,012
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	997	1,037
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	569	594
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	4,890	4,567
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	271	253
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	1,509	1,521
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	16,371	16,866
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,619	4,729
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	3,563	3,643
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	46,373	48,439
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	8,123	8,451
Freddie Mac Pool #QI1723 4.00% 3/1/2054 (a)	726	678
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (a)	78	73
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	26,546	26,748

13	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	USD11,275	$11,411
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	2,057	2,106
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	117	121
Freddie Mac Pool #QI3594 4.00% 4/1/2054 (a)	1,178	1,100
Freddie Mac Pool #SD8425 4.00% 4/1/2054 (a)	154	144
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	5,706	5,785
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,096	1,104
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	12,314	12,680
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	1,816	1,870
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	853	877
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	4,814	5,034
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	7,995	7,900
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (a)	5,692	5,738
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	18,545	19,053
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	1,070	1,104
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	301	308
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	43,648	45,472
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	3,558	3,521
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	6,220	6,297
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	1,297	1,313
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	390	392
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	24,692	25,349
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	7,814	8,044
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	5,471	5,640
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	36	37
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	48,795	51,035
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	18,734	19,576
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,533	4,733
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	1,685	1,750
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	1,558	1,632
Freddie Mac Pool #SD5619 7.00% 6/1/2054 (a)	21	22
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (a)	971	960
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	18,447	18,585
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	2,234	2,256
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	281	283
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	19,036	19,539
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	17,085	17,676
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	9,106	9,326
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	7,111	7,279
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	5,458	5,627
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	4,884	5,008
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	1,772	1,815
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	1,538	1,576
Freddie Mac Pool #QI8876 6.50% 7/1/2054 (a)	29,526	30,760
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	18,429	19,148
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	6,751	7,050
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	6,552	6,841
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	3,595	3,560
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	2,499	2,475
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	2,303	2,275
Freddie Mac Pool #SD8452 5.00% 8/1/2054 (a)	31	31
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	6,044	6,093
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	3,826	3,858
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	3,465	3,513
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	3,468	3,499
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	635	641
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	23,903	24,502
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	13,277	13,598
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	6,705	6,858
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	4,723	4,873
Freddie Mac Pool #SD6045 6.00% 8/1/2054 (a)	4,063	4,191
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	3,218	3,306
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	224	229
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	23,250	24,275
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,112	10,558
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	9,054	9,457

American Funds Mortgage Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	USD5,191	$5,397
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,682	3,853
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,593	2,707
Freddie Mac Pool #QJ4825 5.00% 9/1/2054 (a)	28,262	27,895
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	9,984	10,055
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	6,809	6,864
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	2,862	2,903
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	2,587	2,609
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	812	823
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	79	80
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	11,280	11,562
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	6,161	6,330
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	5,660	5,840
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	5,374	5,547
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	3,476	3,560
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	1,619	1,656
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	20,165	20,967
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	13,898	14,496
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	6,911	7,184
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	5,751	5,978
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (a)	4,429	4,604
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,273	3,417
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	2,862	2,994
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	2,751	2,873
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,745	1,820
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	106	105
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	19,167	19,342
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	14,299	14,394
Freddie Mac Pool #SD6911 6.50% 10/1/2054 (a)	49,582	51,880
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	4,162	4,328
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,751	4,575
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	14,370	14,184
Freddie Mac Pool #QJ7708 5.00% 11/1/2054 (a)	959	947
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	75	74
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	21,775	21,929
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	15,649	15,752
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	1,524	1,558
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	28,434	28,160
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	24,392	24,152
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	13,550	13,384
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	12,309	12,149
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	7,735	7,654
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	2,556	2,528
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	297	299
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (a)	6,992	7,153
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (a)	5,993	6,129
Freddie Mac Pool #QX0384 6.00% 12/1/2054 (a)	2,103	2,157
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	3,220	3,241
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	80,751	82,557
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (a)	51,812	52,994
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	3,948	4,036
Freddie Mac Pool #RJ3598 3.00% 2/1/2055 (a)	2,539	2,201
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	28,352	27,299
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	30	29
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	13,440	13,741
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	6,122	6,296
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (a)	243	253
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (a)	647	639
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	42	42
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	5,269	5,387
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	692	718
Freddie Mac Pool #QY0231 4.00% 4/1/2055 (a)	656	613
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	12,384	12,221
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	47,474	48,532
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	26,038	26,614
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	26,264	25,917

15	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	USD24,076	$24,229
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	3,595	3,675
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	1,527	1,561
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	1,405	1,437
Freddie Mac Pool #QY3404 6.00% 5/1/2055 (a)	406	415
Freddie Mac Pool #QY2990 6.00% 5/1/2055 (a)	136	139
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	1,078	1,006
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	15,475	15,271
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	20,457	20,587
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	122,555	125,265
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,635	1,671
Freddie Mac Pool #QY7743 6.00% 7/1/2055 (a)	471	482
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	3,261	3,333
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	1,440	1,472
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025 (a)	1,596	1,589
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	24,000	24,350
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(c)	2,065	1,946
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	3,742	3,221
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(c)	7,868	7,489
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	566	503
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	2,497	2,340
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	2,398	2,251
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	3,525	3,023
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	782	760
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	1,193	1,063
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	443	430
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	1,000	894
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	613	550
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	56,760	49,148
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	3,616	3,540
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/25/2030 (a)	27,039	24,506
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	25,482	23,043
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	26,054	23,830
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	22,259	20,029
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	22,464	21,822
Government National Mortgage Assn. 3.50% 9/1/2055 (a)(d)	19,590	17,834
Government National Mortgage Assn. 4.50% 9/1/2055 (a)(d)	25,830	24,882
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032 (a)	219	218
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032 (a)	215	213
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032 (a)	145	148
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034 (a)	448	447
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034 (a)	435	426
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035 (a)	715	689
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035 (a)	661	636
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035 (a)	986	949
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035 (a)	77	77
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035 (a)	1,397	1,341
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037 (a)	235	222
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038 (a)	118	121
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	759	804
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040 (a)	511	464
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	760	785
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040 (a)	343	311
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040 (a)	431	391
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041 (a)	320	312
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	578	585
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041 (a)	185	179
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041 (a)	442	445
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	41	41
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041 (a)	402	373
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041 (a)	97	94
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041 (a)	760	758
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041 (a)	397	386
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	445	435
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042 (a)	193	172
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042 (a)	154	136

American Funds Mortgage Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042 (a)	USD476	$465
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042 (a)	273	261
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042 (a)	32	29
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042 (a)	141	132
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042 (a)	421	402
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042 (a)	135	126
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042 (a)	294	275
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042 (a)	208	184
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042 (a)	179	160
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043 (a)	251	230
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043 (a)	348	328
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043 (a)	625	572
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044 (a)	868	803
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044 (a)	411	393
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046 (a)	872	819
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (a)	2,800	2,656
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	226	221
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	6	7
Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050 (a)	45	38
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	7,361	6,037
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	5,029	4,279
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	9,317	7,641
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	55,573	46,888
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	6,122	5,178
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051 (a)	74,743	62,992
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	5,801	4,893
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	2,639	2,253
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	2,033	1,720
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	12,958	11,059
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	8,428	7,193
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	7,672	6,556
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	4,950	4,224
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	4,761	4,220
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	3,859	3,293
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	3,612	3,202
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	20,733	18,938
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	7,972	7,504
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	5,755	5,422
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	3,686	3,466
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	17,022	16,479
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,707	1,602
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	57,113	55,051
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	3,000	3,025
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	1,939	1,955
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	9,999	10,082
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	8,510	8,580
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062 (a)	1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AQ8290 4.895% 2/20/2066 (a)	6	6
Government National Mortgage Assn. Pool #AQ8292 5.19% 2/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	7,738	5,773
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.484% 5/20/2066 (a)(c)	2,697	32
Uniform Mortgage-Backed Security 2.50% 9/1/2040 (a)(d)	6,915	6,491
Uniform Mortgage-Backed Security 4.00% 9/1/2040 (a)(d)	4,898	4,810
Uniform Mortgage-Backed Security 2.50% 10/1/2040 (a)(d)	5,235	4,916
Uniform Mortgage-Backed Security 4.00% 10/1/2040 (a)(d)	6,102	5,989
Uniform Mortgage-Backed Security 2.00% 9/1/2055 (a)(d)	39,502	31,382
Uniform Mortgage-Backed Security 2.50% 9/1/2055 (a)(d)	100,957	83,839
Uniform Mortgage-Backed Security 3.50% 9/1/2055 (a)(d)	127,694	115,374
Uniform Mortgage-Backed Security 4.00% 9/1/2055 (a)(d)	52,171	48,690
Uniform Mortgage-Backed Security 4.50% 9/1/2055 (a)(d)	34	33
Uniform Mortgage-Backed Security 5.00% 9/1/2055 (a)(d)	50,000	49,318
Uniform Mortgage-Backed Security 5.50% 9/1/2055 (a)(d)	78,568	79,023
Uniform Mortgage-Backed Security 6.00% 9/1/2055 (a)(d)	1,995	2,038

17	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 6.50% 9/1/2055 (a)(d)	USD230,714	$239,118
Uniform Mortgage-Backed Security 7.00% 9/1/2055 (a)(d)	71,313	75,029
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (a)(d)	150,854	125,259
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (a)(d)	107,893	97,445
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (a)(d)	3,876	3,725
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (a)(d)	904	923
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (a)(d)	467,559	484,318
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (a)(d)	30,066	31,631
		9,885,931

Commercial mortgage-backed securities 0.98%
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.478% 6/15/2027 (a)(c)(e)	7,875	7,930
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.178% 9/15/2036 (a)(c)(e)	26,061	26,029
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.377% 10/15/2036 (a)(c)(e)	19,921	19,926
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.148% 6/15/2038 (a)(c)(e)	9,171	9,170
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(e)	31,782	32,859
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.558% 7/15/2038 (a)(c)(e)	5,358	5,361
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.208% 11/15/2038 (a)(c)(e)	15,124	15,123
		116,398

Collateralized mortgage-backed obligations (privately originated) 0.60%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(c)(e)	35	34
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(e)	13,299	12,731
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(e)	773	700
FARM Mortgage Trust, Series 2024-1, Class A, 4.693% 10/1/2053 (a)(c)(e)	17,344	16,916
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.195% 8/1/2054 (a)(c)(e)	8,360	8,366
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	3,051	3,053
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(e)	16,885	17,247
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(e)	8,732	8,887
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054 (a)(c)(e)	442	441
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(e)	3,104	3,063
		71,438
Total mortgage-backed obligations		10,073,767
U.S. Treasury bonds & notes 4.91%
U.S. Treasury 4.91%
U.S. Treasury 4.50% 3/31/2026	20,000	20,058
U.S. Treasury 4.375% 7/31/2026	37,000	37,157
U.S. Treasury 0.875% 9/30/2026	400	388
U.S. Treasury 3.50% 9/30/2026	44,000	43,844
U.S. Treasury 4.125% 1/31/2027	27,000	27,137
U.S. Treasury 3.75% 6/30/2027	28,376	28,426
U.S. Treasury 1.25% 5/31/2028	3,800	3,570
U.S. Treasury 1.25% 6/30/2028	19,000	17,820
U.S. Treasury 4.125% 7/31/2028 (f)	118,000	119,756
U.S. Treasury 1.75% 1/31/2029 (f)	10,000	9,411
U.S. Treasury 4.50% 5/31/2029	136,000	140,144
U.S. Treasury 4.125% 10/31/2031	5,184	5,264
U.S. Treasury 4.375% 1/31/2032	11,000	11,311
U.S. Treasury 1.875% 2/15/2032 (f)	10,000	8,861
U.S. Treasury 2.875% 5/15/2032 (f)	5,822	5,469
U.S. Treasury 4.00% 6/30/2032	30,000	30,153
U.S. Treasury 1.375% 11/15/2040 (f)	3,168	2,019
U.S. Treasury 1.875% 2/15/2041	18,333	12,604
U.S. Treasury 3.25% 5/15/2042 (f)	8,193	6,737
U.S. Treasury 1.875% 2/15/2051	11,600	6,381
U.S. Treasury 2.00% 8/15/2051 (f)	11,000	6,207
U.S. Treasury 4.625% 2/15/2055 (f)	45,000	42,898
Total U.S. Treasury bonds & notes		585,615

American Funds Mortgage Fund	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations 0.85%
Auto loan 0.31%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(e)		USD684	$685
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(e)		481	481
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)		609	609
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)		606	607
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)		1,219	1,220
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		2,905	2,908
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(e)		22,413	23,221
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(e)		524	525
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(e)		1,092	1,093
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(e)		2,085	2,092
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)		551	551
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)		1,193	1,194
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)		198	197
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)		87	87
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		356	357
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)		1,089	1,091
			36,918

Student loan 0.27%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(e)		1,581	1,444
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)		2,905	2,657
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)		3,803	3,561
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)		4,811	4,539
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)		13,215	12,482
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.195% 4/20/2062 (a)(c)(e)		6,915	6,901
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(e)		1,089	993
			32,577

Other asset-backed securities 0.27%
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)		5,016	4,369
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)		2,218	1,899
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)		9,483	7,971
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)		12,130	10,115
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		7,488	7,574
			31,928
Total asset-backed obligations			101,423
Total bonds, notes & other debt instruments (cost: $10,779,895,000)			10,760,805
Short-term securities 22.47%		Shares
Money market investments 8.52%
Capital Group Central Cash Fund 4.29% (g)(h)		10,155,234	1,015,625
	Weighted average yield at acquisition	Principal amount (000)
Federal agency bills & notes 13.95%
Federal Home Loan Bank 9/2/2025	4.031%	USD41,000	41,000
Federal Home Loan Bank 9/3/2025	4.184	100,000	99,988
Federal Home Loan Bank 9/10/2025	4.201	50,000	49,954
Federal Home Loan Bank 9/15/2025	4.062	40,000	39,940
Federal Home Loan Bank 9/25/2025	4.210	200,000	199,461
Federal Home Loan Bank 9/26/2025	4.116	430,000	428,790
Federal Home Loan Bank 10/2/2025	4.111	250,000	249,117
Federal Home Loan Bank 10/6/2025	4.178	100,000	99,601
Federal Home Loan Bank 10/8/2025	4.213	100,000	99,578

19	American Funds Mortgage Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 10/15/2025	4.214%	USD59,000	$58,705
Federal Home Loan Bank 10/31/2025	4.207	150,000	148,987
Federal Home Loan Bank 12/4/2025	3.872	150,000	148,423
Total short-term securities (cost: $2,678,769,000)			2,679,169
Options purchased (equity style) 0.00%
Options purchased (equity style)*			189
Total options purchased (equity style) (cost: $2,108,000)			189
Total investment securities 112.73% (cost: $13,460,772,000)			13,440,163
Total options written (equity style)† 0.00% (premium received: $104,000)			(38)
Other assets less liabilities (12.73)%			(1,517,828)
Net assets 100.00%			$11,922,297
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	6,081	9/12/2025	USD96.12	USD1,520,250	$76
3 Month SOFR Futures Option	1,656	9/12/2025	97.00	414,000	10
3 Month SOFR Futures Option	4,605	9/12/2025	98.00	1,151,250	29
					$115
Put
3 Month SOFR Futures Option	11,750	12/12/2025	USD95.69	USD2,937,500	$74
					$189
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	6,081	9/12/2025	USD96.25	USD(1,520,250)	$(38)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
3 Month SOFR Futures	Long	6,073	9/17/2025	USD1,451,978	$(691)
2 Year U.S. Treasury Note Futures	Long	25,226	1/6/2026	5,260,606	7,267
5 Year U.S. Treasury Note Futures	Long	19,224	1/6/2026	2,104,427	7,840
10 Year U.S. Treasury Note Futures	Long	4,870	12/31/2025	547,875	3,184
10 Year Ultra U.S. Treasury Note Futures	Long	2,581	12/31/2025	295,283	1,330

American Funds Mortgage Fund	20

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
20 Year U.S. Treasury Note Futures	Long	1,195	12/31/2025	USD136,529	$381
30 Year Ultra U.S. Treasury Bond Futures	Short	623	12/31/2025	(72,618)	192
					$19,503
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6038%	Annual	1/8/2034	USD46,550	$(93)	$—	$(93)
SOFR	Annual	3.8215%	Annual	4/23/2035	9,631	(123)	—	(123)
SOFR	Annual	3.802%	Annual	7/11/2035	6,985	(71)	—	(71)
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	10,571	—	10,571
SOFR	Annual	4.0415%	Annual	6/17/2055	3,056	19	—	19
SOFR	Annual	4.0265%	Annual	7/11/2055	4,553	39	—	39
						$10,342	$—	$10,342
Investments in affiliates (h)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 8.52%
Money market investments 8.52%
Capital Group Central Cash Fund 4.29% (g)	$554,414	$7,676,442	$7,215,186	$(11)	$(34)	$1,015,625	$31,325

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $273,470,000, which represented
2.29% of the net assets of the fund.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $81,505,000, which represented 0.68% of the net assets of the fund.
(g)	Rate represents the seven-day yield at 8/31/2025.
(h)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

21	American Funds Mortgage Fund

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Mortgage Fund	22

Financial statements
Statement of assets and liabilities at August 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $12,445,310)	$12,424,538
Affiliated issuers (cost: $1,015,462)	1,015,625	$13,440,163
Cash		1,126
Cash collateral pledged for futures contracts		2,442
Receivables for:
Sales of investments	831,307
Sales of fund’s shares	5,257
Dividends and interest	44,663
Variation margin on futures contracts	1,409
Variation margin on centrally cleared swap contracts	685	883,321
		14,327,052
Liabilities:
Options written, at value (premium received: $104)		38
Payables for:
Purchases of investments	2,393,060
Repurchases of fund’s shares	6,937
Dividends on fund’s shares	66
Investment advisory services	2,336
Services provided by related parties	389
Trustees’ deferred compensation	145
Variation margin on futures contracts	1,723
Variation margin on centrally cleared swap contracts	55
Other	6	2,404,717
Net assets at August 31, 2025		$11,922,297
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,055,170
Total distributable earnings (accumulated loss)		(1,132,873)
Net assets at August 31, 2025		$11,922,297
Refer to the notes to financial statements.

23	American Funds Mortgage Fund

Financial statements (continued)
Statement of assets and liabilities at August 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,342,627 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$180,572	20,336	$8.88
Class C	6,763	770	8.78
Class T	9	1	8.88
Class F-1	29,620	3,335	8.88
Class F-2	411,012	46,264	8.88
Class F-3	103,310	11,631	8.88
Class 529-A	18,560	2,091	8.88
Class 529-C	811	93	8.76
Class 529-E	617	70	8.87
Class 529-T	11	1	8.88
Class 529-F-1	10	1	8.88
Class 529-F-2	6,093	686	8.88
Class 529-F-3	10	1	8.88
Class R-1	5,386	613	8.78
Class R-2	2,802	319	8.77
Class R-2E	85	10	8.85
Class R-3	44,722	5,054	8.85
Class R-4	10,809	1,217	8.88
Class R-5E	1,023	115	8.88
Class R-5	509	57	8.88
Class R-6	11,099,563	1,249,962	8.88

Refer to the notes to financial statements.

American Funds Mortgage Fund	24

Financial statements (continued)
Statement of operations for the year ended August 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$555,515
Dividends from affiliated issuers	31,325	$586,840
Fees and expenses*:
Investment advisory services	29,914
Distribution services	969
Transfer agent services	946
Administrative services	3,412
529 plan services	14
Reports to shareholders	48
Registration statement and prospectus	500
Trustees’ compensation	60
Auditing and legal	27
Custodian	101
Other	28
Total fees and expenses before waivers and/or reimbursements	36,019
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	4,440
Transfer agent services waiver	— †
Total fees and expenses after waivers and/or reimbursements		31,579
Net investment income		555,261
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(5,641)
Affiliated issuers	(11)
Options written	98
Futures contracts	(64,846)
Swap contracts	1,752	(68,648)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(46,760)
Affiliated issuers	(34)
Options written	(44)
Futures contracts	34,207
Swap contracts	9,105	(3,526)
Net realized gain (loss) and unrealized appreciation (depreciation)		(72,174)
Net increase (decrease) in net assets resulting from operations		$483,087
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

25	American Funds Mortgage Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2025	2024

Operations:
Net investment income	$555,261	$509,600
Net realized gain (loss)	(68,648)	(26,522)
Net unrealized appreciation (depreciation)	(3,526)	233,437
Net increase (decrease) in net assets resulting from operations	483,087	716,515
Distributions paid or accrued to shareholders	(538,224)	(484,854)
Net capital share transactions	931,585	1,477,665
Total increase (decrease) in net assets	876,448	1,709,326
Net assets:
Beginning of year	11,045,849	9,336,523
End of year	$11,922,297	$11,045,849
Refer to the notes to financial statements.

American Funds Mortgage Fund	26

Notes to financial statements
1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

27	American Funds Mortgage Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

American Funds Mortgage Fund	28

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,073,767	$—	$10,073,767
U.S. Treasury bonds & notes	—	585,615	—	585,615
Asset-backed obligations	—	101,423	—	101,423
Short-term securities	1,015,625	1,663,544	—	2,679,169
Options purchased on futures (equity style)	189	—	—	189
Total	$1,015,814	$12,424,349	$—	$13,440,163

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$20,194	$—	$—	$20,194
Unrealized appreciation on centrally cleared interest rate swaps	—	10,629	—	10,629
Liabilities:
Value of options written (equity style)	(38)	—	—	(38)
Unrealized depreciation on futures contracts	(691)	—	—	(691)
Unrealized depreciation on centrally cleared interest rate swaps	—	(287)	—	(287)
Total	$19,465	$10,342	$—	$29,807
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

29	American Funds Mortgage Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Mortgage Fund	30

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund purchases these contracts, this can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain the securities until settlement date. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

31	American Funds Mortgage Fund

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Leverage risk — Certain transactions of the fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of the fund’s portfolio may be magnified, and the fund may be exposed to a heightened risk of loss and increased costs.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

American Funds Mortgage Fund	32

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $2,806,708,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $9,779,647,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

33	American Funds Mortgage Fund

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $168,250,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the year ended, August 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$189	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	38
Futures	Interest	Unrealized appreciation*	20,194	Unrealized depreciation*	691
Swap (centrally cleared)	Interest	Unrealized appreciation*	10,629	Unrealized depreciation*	287
			$31,012		$1,016

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(1,567)	Net unrealized appreciation (depreciation) on investments	$(2,184)
Options written (equity style)	Interest	Net realized gain (loss) on options written	98	Net unrealized appreciation (depreciation) on options written	(44)
Futures	Interest	Net realized gain (loss) on futures contracts	(64,846)	Net unrealized appreciation (depreciation) on futures contracts	34,207
Swap	Interest	Net realized gain (loss) on swap contracts	1,752	Net unrealized appreciation (depreciation) on swap contracts	9,105
			$(64,563)		$41,084
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Mortgage Fund	34

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
As of August 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$2,629
Capital loss carryforward*	(1,126,387)
Gross unrealized appreciation on investments	133,357
Gross unrealized depreciation on investments	(142,261)
Net unrealized appreciation (depreciation) on investments	(8,904)
Cost of investments	13,478,874
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

35	American Funds Mortgage Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2025	2024
Class A	$7,551	$7,516
Class C	248	266
Class T	— †	— †
Class F-1	1,431	1,341
Class F-2	16,959	13,074
Class F-3	4,228	12,339
Class 529-A	797	822
Class 529-C	30	38
Class 529-E	27	33
Class 529-T	1	1
Class 529-F-1	— †	— †
Class 529-F-2	289	279
Class 529-F-3	1	— †
Class R-1	199	191
Class R-2	95	89
Class R-2E	5	8
Class R-3	1,847	1,756
Class R-4	482	506
Class R-5E	43	42
Class R-5	21	22
Class R-6	503,970	446,531
Total	$538,224	$484,854
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the year ended August 31, 2025, CRMC waived investment advisory services fees of $4,440,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $29,914,000, which were equivalent to an annualized rate of 0.263% of average daily net assets, were reduced to $25,474,000, which were equivalent to an annualized rate of 0.224% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

American Funds Mortgage Fund	36

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2025, unreimbursed expenses subject to reimbursement totaled $58,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended August 31, 2025, AFS waived transfer agent services fees of less than $1,000 for share classes R-2E & R-5E. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2025, the 529 plan services fees were $14,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

37	American Funds Mortgage Fund

For the year ended August 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$437	$310	$52	Not applicable
Class C	69	12	2	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	82	39	10	Not applicable
Class F-2	Not applicable	424	110	Not applicable
Class F-3	Not applicable	— *	27	Not applicable
Class 529-A	41	31	6	$10
Class 529-C	9	1	— *	1
Class 529-E	3	1	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	6	2	3
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	55	7	2	Not applicable
Class R-2	19	9	1	Not applicable
Class R-2E	1	— *	— *	Not applicable
Class R-3	226	74	14	Not applicable
Class R-4	27	13	3	Not applicable
Class R-5E	Not applicable	2	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	17	3,183	Not applicable

Total class-specific expenses	$969	$946	$3,412	$14
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $60,000 in the fund’s statement of operations reflects $42,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2025.

American Funds Mortgage Fund	38

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$31,646	3,614	$7,437	847	$(34,128)	(3,899)	$4,955	562
Class C	1,114	128	246	28	(1,593)	(184)	(233)	(28)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,754	888	1,201	136	(12,413)	(1,417)	(3,458)	(393)
Class F-2	183,378	20,946	16,755	1,907	(141,884)	(16,180)	58,249	6,673
Class F-3	73,375	8,348	3,983	454	(33,433)	(3,838)	43,925	4,964
Class 529-A	4,114	470	793	90	(4,732)	(542)	175	18
Class 529-C	388	45	30	4	(524)	(61)	(106)	(12)
Class 529-E	34	4	27	3	(134)	(15)	(73)	(8)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,791	205	287	32	(2,282)	(260)	(204)	(23)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,033	119	199	23	(1,570)	(182)	(338)	(40)
Class R-2	705	82	95	11	(494)	(58)	306	35
Class R-2E	19	2	5	1	(124)	(14)	(100)	(11)
Class R-3	8,054	922	1,835	210	(13,097)	(1,501)	(3,208)	(369)
Class R-4	2,841	325	479	54	(3,578)	(409)	(258)	(30)
Class R-5E	363	41	43	6	(342)	(40)	64	7
Class R-5	90	10	21	3	(32)	(4)	79	9
Class R-6	1,120,146	128,255	503,975	57,395	(792,311)	(90,264)	831,810	95,386
Total net increase (decrease)	$1,436,845	164,404	$537,411	61,204	$(1,042,671)	(118,868)	$931,585	106,740
Refer to the end of the table(s) for footnote(s).

39	American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$28,506	3,276	$7,410	853	$(36,310)	(4,182)	$(394)	(53)
Class C	1,154	134	264	31	(2,786)	(324)	(1,368)	(159)
Class T	—	—	—	—	—	—	—	—
Class F-1	23,232	2,680	1,280	148	(17,088)	(1,976)	7,424	852
Class F-2	313,981	35,704	12,962	1,490	(176,713)	(20,358)	150,230	16,836
Class F-3	150,399	17,485	12,329	1,421	(481,839)	(55,715)	(319,111)	(36,809)
Class 529-A	3,872	443	818	94	(6,076)	(696)	(1,386)	(159)
Class 529-C	519	60	37	4	(771)	(90)	(215)	(26)
Class 529-E	98	11	32	4	(339)	(39)	(209)	(24)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,423	164	276	32	(1,930)	(222)	(231)	(26)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,930	225	191	22	(1,470)	(171)	651	76
Class R-2	587	69	89	10	(544)	(63)	132	16
Class R-2E	30	3	8	1	(71)	(8)	(33)	(4)
Class R-3	18,679	2,152	1,747	202	(10,306)	(1,193)	10,120	1,161
Class R-4	2,976	342	504	58	(4,890)	(559)	(1,410)	(159)
Class R-5E	230	26	41	5	(346)	(39)	(75)	(8)
Class R-5	89	10	21	3	(224)	(26)	(114)	(13)
Class R-6	1,563,328	179,366	446,504	51,409	(376,178)	(42,866)	1,633,654	187,909
Total net increase (decrease)	$2,111,033	242,150	$484,513	55,787	$(1,117,881)	(128,527)	$1,477,665	169,410
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $45,011,002,000 and $44,024,901,000, respectively, during the year ended August 31, 2025.
11. Ownership concentration

At August 31, 2025, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 16%, 21% and 21%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	40

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2025	$8.94	$.39	$(.07 )	$.32	$(.38 )	$—	$(.38 )	$8.88	3.70%	$180	.73%	.69%	4.47%
8/31/2024	8.75	.40	.17	.57	(.38 )	—	(.38 )	8.94	6.74	177.75		.71	4.63
8/31/2023	9.33	.30	(.58 )	(.28 )	(.30 )	—	(.30 )	8.75	(3.08)	174.72		.69	3.36
8/31/2022	10.23	.09	(.89 )	(.80 )	(.10 )	—	(.10 )	9.33	(7.82)	203.64		.64	.92
8/31/2021	10.60	.01	.02	.03	(.05 )	(.35 )	(.40 )	10.23	.13	236.62		.62	.12
Class C:
8/31/2025	8.84	.32	(.07 )	.25	(.31 )	—	(.31 )	8.78	2.92	7	1.48	1.44	3.72
8/31/2024	8.66	.33	.16	.49	(.31 )	—	(.31 )	8.84	5.85	7	1.50	1.46	3.88
8/31/2023	9.23	.23	(.57 )	(.34 )	(.23 )	—	(.23 )	8.66	(3.76)	8	1.47	1.44	2.58
8/31/2022	10.14	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.42)	11	1.39	1.39	.11
8/31/2021	10.56	(.06 )	(.01 )	(.07 )	— [5]	(.35 )	(.35 )	10.14	(.66 )	15	1.37	1.37	(.62 )
Class T:
8/31/2025	8.93	.41	(.06 )	.35	(.40 )	—	(.40 )	8.88	4.09 [6]	— [7]	.48 [6]	.44 [6]	4.73 [6]
8/31/2024	8.75	.42	.16	.58	(.40 )	—	(.40 )	8.93	6.89 [6]	— [7]	.50 [6]	.46 [6]	4.88 [6]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.77)[6]	— [7]	.40 [6]	.37 [6]	3.71 [6]
8/31/2022	10.22	.12	(.88 )	(.76 )	(.13 )	—	(.13 )	9.33	(7.50)[6]	— [7]	.39 [6]	.39 [6]	1.19 [6]
8/31/2021	10.60	.04	— [5]	.04	(.07 )	(.35 )	(.42 )	10.22	.36 [6]	— [7]	.40 [6]	.40 [6]	.35 [6]
Class F-1:
8/31/2025	8.94	.40	(.08 )	.32	(.38 )	—	(.38 )	8.88	3.76	30.67		.63	4.53
8/31/2024	8.75	.41	.17	.58	(.39 )	—	(.39 )	8.94	6.82	33.67		.63	4.72
8/31/2023	9.34	.32	(.61 )	(.29 )	(.30 )	—	(.30 )	8.75	(3.12)	25.65		.63	3.52
8/31/2022	10.23	.10	(.88 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.69)	22.61		.61	1.02
8/31/2021	10.61	.01	.01	.02	(.05 )	(.35 )	(.40 )	10.23	.15	20.61		.61	.14
Class F-2:
8/31/2025	8.94	.42	(.07 )	.35	(.41 )	—	(.41 )	8.88	4.02	411.42		.38	4.78
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	6.97	354.41		.37	4.97
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.76)	199.40		.37	3.75
8/31/2022	10.23	.13	(.89 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.45)	206.35		.35	1.30
8/31/2021	10.61	.04	.01	.05	(.08 )	(.35 )	(.43 )	10.23	.42	172.34		.34	.41
Class F-3:
8/31/2025	8.94	.43	(.07 )	.36	(.42 )	—	(.42 )	8.88	4.14	103.30		.26	4.90
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.10	60.31		.27	5.07
8/31/2023	9.34	.36	(.60 )	(.24 )	(.34 )	—	(.34 )	8.76	(2.65)	381.29		.26	4.07
8/31/2022	10.23	.18	(.93 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.35)	64.24		.24	1.88
8/31/2021	10.61	.05	.01	.06	(.09 )	(.35 )	(.44 )	10.23	.53	19.23		.23	.51
Class 529-A:
8/31/2025	8.93	.39	(.06 )	.33	(.38 )	—	(.38 )	8.88	3.80	18.74		.70	4.46
8/31/2024	8.75	.40	.16	.56	(.38 )	—	(.38 )	8.93	6.59	19.78		.73	4.60
8/31/2023	9.33	.30	(.59 )	(.29 )	(.29 )	—	(.29 )	8.75	(3.11)	20.75		.73	3.32
8/31/2022	10.22	.09	(.88 )	(.79 )	(.10 )	—	(.10 )	9.33	(7.75)	25.67		.67	.89
8/31/2021	10.60	.01	— [5]	.01	(.04 )	(.35 )	(.39 )	10.22	.11	30.65		.65	.10
Refer to the end of the table(s) for footnote(s).

41	American Funds Mortgage Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2025	$8.82	$.32	$(.08 )	$.24	$(.30 )	$—	$(.30 )	$8.76	2.87%	$1	1.52%	1.48%	3.68%
8/31/2024	8.64	.33	.16	.49	(.31 )	—	(.31 )	8.82	5.81	1	1.54	1.50	3.85
8/31/2023	9.21	.22	(.57 )	(.35 )	(.22 )	—	(.22 )	8.64	(3.82)	1	1.52	1.50	2.52
8/31/2022	10.12	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.21	(8.46)	2	1.44	1.44	.09
8/31/2021	10.54	(.07 )	— [5]	(.07 )	— [5]	(.35 )	(.35 )	10.12	(.67 )	2	1.42	1.42	(.67 )
Class 529-E:
8/31/2025	8.93	.37	(.07 )	.30	(.36 )	—	(.36 )	8.87	3.45	1.96		.93	4.24
8/31/2024	8.75	.39	.15	.54	(.36 )	—	(.36 )	8.93	6.43	1.93		.89	4.45
8/31/2023	9.33	.28	(.58 )	(.30 )	(.28 )	—	(.28 )	8.75	(3.29)	1.94		.92	3.15
8/31/2022	10.22	.07	(.88 )	(.81 )	(.08 )	—	(.08 )	9.33	(7.90)	1.87		.87	.69
8/31/2021	10.60	(.01 )	— [5]	(.01 )	(.02 )	(.35 )	(.37 )	10.22	(.09 )	1.86		.86	(.12 )
Class 529-T:
8/31/2025	8.93	.41	(.06 )	.35	(.40 )	—	(.40 )	8.88	4.02 [6]	— [7]	.53 [6]	.49 [6]	4.67 [6]
8/31/2024	8.75	.42	.16	.58	(.40 )	—	(.40 )	8.93	6.83 [6]	— [7]	.56 [6]	.51 [6]	4.83 [6]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.86)[6]	— [7]	.49 [6]	.46 [6]	3.62 [6]
8/31/2022	10.22	.11	(.88 )	(.77 )	(.12 )	—	(.12 )	9.33	(7.54)[6]	— [7]	.44 [6]	.44 [6]	1.14 [6]
8/31/2021	10.60	.03	— [5]	.03	(.06 )	(.35 )	(.41 )	10.22	.31 [6]	— [7]	.45 [6]	.45 [6]	.30 [6]
Class 529-F-1:
8/31/2025	8.94	.42	(.08 )	.34	(.40 )	—	(.40 )	8.88	3.99 [6]	— [7]	.45 [6]	.41 [6]	4.75 [6]
8/31/2024	8.75	.43	.17	.60	(.41 )	—	(.41 )	8.94	7.04 [6]	— [7]	.46 [6]	.42 [6]	4.92 [6]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.83)[6]	— [7]	.47 [6]	.44 [6]	3.65 [6]
8/31/2022	10.23	.11	(.89 )	(.78 )	(.12 )	—	(.12 )	9.33	(7.62)[6]	— [7]	.42 [6]	.42 [6]	1.17 [6]
8/31/2021	10.60	.05	— [5]	.05	(.07 )	(.35 )	(.42 )	10.23	.43 [6]	— [7]	.42 [6]	.42 [6]	.48 [6]
Class 529-F-2:
8/31/2025	8.94	.42	(.08 )	.34	(.40 )	—	(.40 )	8.88	3.98	6.46		.42	4.74
8/31/2024	8.76	.43	.15	.58	(.40 )	—	(.40 )	8.94	6.91	6.47		.43	4.90
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.74)	7.38		.35	3.73
8/31/2022	10.23	.11	(.87 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.49)	7.39		.39	1.16
8/31/2021[8,9]	10.59	.02	.02	.04	(.05 )	(.35 )	(.40 )	10.23	.39 [10]	8	.43 [11]	.43 [11]	.28 [11]
Class 529-F-3:
8/31/2025	8.94	.43	(.08 )	.35	(.41 )	—	(.41 )	8.88	4.12	— [7]	.33	.30	4.87
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.05	— [7]	.35	.30	5.04
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	— [7]	.34	.32	3.77
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	— [7]	.29	.29	1.29
8/31/2021[8,9]	10.59	.04	.01	.05	(.06 )	(.35 )	(.41 )	10.23	.50 [10]	— [7]	.36 [11]	.29 [11]	.42 [11]
Class R-1:
8/31/2025	8.84	.33	(.08 )	.25	(.31 )	—	(.31 )	8.78	2.98	5	1.42	1.38	3.78
8/31/2024	8.65	.34	.17	.51	(.32 )	—	(.32 )	8.84	6.04	6	1.43	1.39	3.95
8/31/2023	9.23	.24	(.59 )	(.35 )	(.23 )	—	(.23 )	8.65	(3.81)	5	1.41	1.39	2.69
8/31/2022	10.14	.02	(.87 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.40)	5	1.36	1.36	.19
8/31/2021	10.55	(.07 )	.01	(.06 )	— [5]	(.35 )	(.35 )	10.14	(.57 )	7	1.40	1.40	(.65 )
Refer to the end of the table(s) for footnote(s).

American Funds Mortgage Fund	42

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2025	$8.83	$.33	$(.07 )	$.26	$(.32 )	$—	$(.32 )	$8.77	3.00%	$3	1.40%	1.36%	3.80%
8/31/2024	8.65	.34	.16	.50	(.32 )	—	(.32 )	8.83	5.95	3	1.40	1.36	3.98
8/31/2023	9.22	.24	(.58 )	(.34 )	(.23 )	—	(.23 )	8.65	(3.69)	2	1.39	1.37	2.67
8/31/2022	10.13	.03	(.88 )	(.85 )	(.06 )	—	(.06 )	9.22	(8.39)	3	1.33	1.33	.26
8/31/2021	10.54	(.06 )	— [5]	(.06 )	— [5]	(.35 )	(.35 )	10.13	(.57 )	3	1.34	1.34	(.60 )
Class R-2E:
8/31/2025	8.91	.36	(.07 )	.29	(.35 )	—	(.35 )	8.85	3.35 [6]	— [7]	1.09 [6]	1.04 [6]	4.14 [6]
8/31/2024	8.72	.37	.17	.54	(.35 )	—	(.35 )	8.91	6.38	— [7]	1.10	1.06	4.28
8/31/2023	9.30	.28	(.60 )	(.32 )	(.26 )	—	(.26 )	8.72	(3.43)	— [7]	1.06	1.04	3.09
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.09)	— [7]	1.02	1.01	.60
8/31/2021	10.59	(.03 )	— [5]	(.03 )	(.01 )	(.35 )	(.36 )	10.20	(.28 )	— [7]	1.06	1.01	(.25 )
Class R-3:
8/31/2025	8.91	.37	(.07 )	.30	(.36 )	—	(.36 )	8.85	3.45	45.96		.92	4.24
8/31/2024	8.72	.38	.17	.55	(.36 )	—	(.36 )	8.91	6.51	48.97		.92	4.42
8/31/2023	9.30	.28	(.59 )	(.31 )	(.27 )	—	(.27 )	8.72	(3.32)	37.95		.93	3.17
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.03)	36.90		.90	.66
8/31/2021	10.58	(.02 )	.01	(.01 )	(.02 )	(.35 )	(.37 )	10.20	(.11 )	42.93		.93	(.17 )
Class R-4:
8/31/2025	8.94	.40	(.08 )	.32	(.38 )	—	(.38 )	8.88	3.76	11.66		.63	4.54
8/31/2024	8.76	.41	.16	.57	(.39 )	—	(.39 )	8.94	6.70	11.67		.63	4.71
8/31/2023	9.34	.32	(.60 )	(.28 )	(.30 )	—	(.30 )	8.76	(3.00)	12.64		.62	3.53
8/31/2022	10.23	.11	(.89 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.67)	12.59		.59	1.08
8/31/2021	10.61	.02	— [5]	.02	(.05 )	(.35 )	(.40 )	10.23	.18	9.58		.58	.17
Class R-5E:
8/31/2025	8.94	.42	(.08 )	.34	(.40 )	—	(.40 )	8.88	3.97	1.50		.42	4.74
8/31/2024	8.75	.43	.16	.59	(.40 )	—	(.40 )	8.94	7.03	1.48		.44	4.90
8/31/2023	9.33	.34	(.60 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.81)	1.44		.41	3.80
8/31/2022	10.23	.13	(.90 )	(.77 )	(.13 )	—	(.13 )	9.33	(7.50)	1.39		.39	1.33
8/31/2021	10.60	.04	.01	.05	(.07 )	(.35 )	(.42 )	10.23	.36	— [7]	.39	.39	.34
Class R-5:
8/31/2025	8.94	.42	(.07 )	.35	(.41 )	—	(.41 )	8.88	4.07	1.37		.33	4.83
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	7.02	— [7]	.38	.33	5.01
8/31/2023	9.34	.32	(.57 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	1.34		.33	3.50
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	1.29		.29	1.30
8/31/2021	10.61	.05	— [5]	.05	(.08 )	(.35 )	(.43 )	10.23	.47	1.29		.29	.46
Class R-6:
8/31/2025	8.94	.43	(.07 )	.36	(.42 )	—	(.42 )	8.88	4.14	11,099.30		.26	4.90
8/31/2024	8.75	.44	.17	.61	(.42 )	—	(.42 )	8.94	7.21	10,319.31		.26	5.07
8/31/2023	9.33	.35	(.59 )	(.24 )	(.34 )	—	(.34 )	8.75	(2.76)	8,463.28		.26	3.87
8/31/2022	10.23	.13	(.89 )	(.76 )	(.14 )	—	(.14 )	9.33	(7.35)	7,845.24		.24	1.35
8/31/2021	10.61	.05	.01	.06	(.09 )	(.35 )	(.44 )	10.23	.53	8,373.22		.22	.53
Refer to the end of the table(s) for footnote(s).

43	American Funds Mortgage Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Year ended August 31,
	2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	58%	37%	86%	42%	66%
Including mortgage dollar roll transactions	428%	824%	1,185%	1,147%	1,015%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds Mortgage Fund	44

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Mortgage Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Mortgage Fund (the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
October 10, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

45	American Funds Mortgage Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2025:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$127,784,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

American Funds Mortgage Fund	46

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

47	American Funds Mortgage Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Mortgage Fund	48

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

49	American Funds Mortgage Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Mortgage Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 31, 2025